Investment Objectives and Goals	Jul. 31, 2024
Diversified Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	DIVERSIFIED EQUITY FUND
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Capital appreciation.
Core Fixed Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	CORE FIXED INCOME FUND
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Total return.
Enhanced Fixed Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	ENHANCED FIXED INCOME FUND
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Total Return.